CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating activities
(Loss) profit before taxation	$ (14,835)	$ (39,580)	$ 4,559
Adjustments for:
Interest income	(391)	(445)	(325)
Finance costs	17,330	12,200	6,368
Depreciation of property, plant and equipment	204	298	271
Depreciation of IPP solar parks	19,414	14,272	14,208
Amortization of intangible assets	52	44	71
Warranty reversal	(24)	(308)	(451)
Share-based compensation		(223)	997
Fair value changes on other non-current liability	25,607	39,105	2,957
Loss on disposal of property, plant and equipment	78		15
Loss on disposal of intangible assets			1
Impairment loss on IPP solar parks	4,541	5,221	2,151
Fair value changes on financial assets	(814)
Provision on receivables and other non-current assets	(626)
Gain on disposal of associates		(7,448)
Share of profit of associates	(189)		(173)
Gain on disposal of IPP solar parks	(26,711)		(1,248)
Gain on disposal of a subsidiary	1,288	(1,875)	(11,768)
Hedge ineffectiveness on cash flow hedges and net loss arising on interest rate swap designated as FVTPL	(248)	(201)	641
Unrealized gain from sales to associates			242
Operating cash flows before movements in working capital	25,928	21,060	18,516
Increase in inventories	(320)	(271)	(32,739)
(Increase)/ decrease in trade and other receivables	13,751	(4,484)	(5,962)
(Increase)/ decrease in amounts due from related parties	189	(10,436)	2,145
Decrease in amount due from customers for contract work	(731)
Increase/ (decrease) in trade and other payables	(4,603)	8,085	(18,249)
Decrease in amounts due to related parties		(5,893)
Cash generated from/ (used in) operations	34,214	8,061	(36,289)
Income taxes paid	(5,837)	(9,470)	(6,265)
Net cash generated from/ (used in) operating activities	28,377	(1,409)	(42,554)
Investing activities
Withdrawal of restricted cash	40,716	29,850	5,560
Placement of restricted cash	(44,182)	(40,716)	(29,850)
Interest income received	391	445	325
Purchases of property, plant and equipment	(114)	(375)	(349)
Purchases of intangible assets	(10)	(42)	(40)
Proceeds for Investment in other non-current assets	(4,833)
Payments for IPP solar parks	(41,199)	(92,931)	(43,581)
Proceeds from disposal of IPP solar parks	46,195	1,979	4,839
Return of investment in associates		9,505	1,554
Dividends received from associates	302	427	415
Disposal of subsidiaries	(64)	41,056	4,118
Acquisition of subsidiaries			(1,113)
Net cash used in investing activities	(2,798)	(50,802)	(58,122)
Financing activities
Proceeds from bank borrowings	11,537	84,865	11,403
Repayment of bank borrowings	(13,382)	(2,164)	(4,371)
Proceeds from other borrowings	29,269	35,059	51,833
Repayment of other borrowings	(20,246)	(25,116)	(6,372)
Issuance cost of IPO/restricted shares			(153)
Repayment of other Current liabilities	(18,202)
Changes of financial liabilities			44,000
Interest paid	(15,800)	(12,386)	(6,368)
Net cash generated from financing activities	(26,824)	80,258	89,972
Net (decrease)/ increase in cash and cash equivalents	(1,245)	28,047	(10,704)
Cash and cash equivalents, including cash classified as held for sale, at beginning of the year	46,084	16,435	26,272
Cash and cash equivalents at beginning of the year	46,084	12,518
Effects of exchange rate changes on the balance of cash held in foreign currencies	(880)	5,519	867
Cash and cash equivalents, including cash classified as held for sale, at end of the year	43,959	46,084	16,435
Cash and cash equivalents at end of the year	$ 43,831	$ 46,084	$ 12,518